N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICPAL BONDS (96.9%)

Eductaion (5.6%)
Hutchinson KS Community College 5.000% 10/01/25	$350,000	$360,990
Hutchinson KS Community College 5.250% 10/01/30	300,000	305,538
Hutchinson KS Community College 5.250% 10/01/33	450,000	457,438
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	210,188
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	525,160
Washburn Univ (Living Learning Ctr) Bldg Rev 5.000% 07/01/19	700,000	721,245
		2,580,559
General Obligation (23.8%)
Cowley County KS USD #465 (Winfield) 5.250% 10/01/14	240,000	262,195
Cowley County KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,791
Dickinson County KS USD #473 5.000% 09/01/27	325,000	362,804
Douglas City KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,051,120
Douglas City KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 09/01/29	250,000	267,462
Harvey City KS USD #373 (Newton) 5.000% 09/01/23	200,000	220,034
Harvey City KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,081,550
*Johnson County KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,173,862
Johnson County KS USD #232 (Desoto) 5.250% 09/01/23	500,000	542,375
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	258,317
Junction City KS Unlimited GO 4.100% 09/01/20	100,000	108,663
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	108,759
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	109,434
Leavenworth County KS USD #453 GO Improvement & Refunding 5.125% 03/01/29	1,000,000	1,092,280
Manhattan KS GO 5.000% 11/01/28	130,000	143,283
Montgomery County KS USD #446 5.000% 09/01/33	250,000	262,878
Newton KS Unlimited GO 4.750% 09/01/29	435,000	466,907
Park City KS 6.000% 12/01/29	500,000	574,540
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	264,905
Salina KS GO 4.625% 10/01/27	200,000	212,242
Sedgwick County KS Uni Sch Dist #262 5.000% 09/01/28	500,000	541,615
Seward County KS Unlimited GO Hospital Ref & Imvt 5.000% 08/01/40	500,000	520,175
Shawnee County KS GO 5.000% 09/01/16	655,000	747,152
Wyandotte County KS GO 5.000% 08/01/27	500,000	540,820
		10,924,163
Health Care (21.2%)
KS Dev Fin Auth Lease Rev Univ Kansas Tenant 5.000% 06/15/39	1,000,000	1,039,350
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	272,540
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	271,745
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	109,122
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	258,770
KS Dev Fin Auth (Hays Medical Center) 5.000% 11/15/22	500,000	522,915
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	509,710
*KS Dev Fin Auth Rev (Stormont Vail) Hlth. Care Rev - Unrefunded 5.375% 11/15/24	1,365,000	1,365,560
KS Health Facs Hays Medical Center 5.000% 05/15/25	250,000	254,630
KS Health Facs Hays Medical Center 5.000% 05/15/35	1,000,000	988,950
Lawrence KS (Memorial Hospital) Rev 5.125% 07/01/26	500,000	513,335
Lawrence KS (Memorial Hospital) Rev 5.125% 07/01/36	300,000	303,555
Manhattan KS Hosp Rev Mercy Health Center 5.500% 08/15/20	250,000	247,138
Manhattan KS (Mercy Health Center) Hosp. Rev 5.200% 08/15/26	250,000	247,765
Olathe Health Fac Rev (Medical Center) 5.000% 09/01/29	500,000	508,685
Olathe KS (Medical Ctr) Health 5.000% 09/01/30	250,000	253,378
Sedgwick County KS Health Care Rev (Catholic Care Center) 5.000% 08/01/25	1,000,000	1,018,030
University KS Hosp Auth (KU Health) 5.000% 09/01/26	100,000	103,099
Wichita KS (Via Christi Health System) Rev 5.625% 11/15/31	600,000	606,576
Wichita, KS (Via Christi Health System) Rev 5.000% 11/15/29	300,000	305,388
		9,700,241
Housing (5.2%)
Kansas City KS Mrtge Rev 5.900% 11/01/27	165,000	165,000
*Olathe KS Multifamily Hsg (Bristol Pointe) Rev Ref. 5.700% 11/01/27	2,210,000	2,210,000
		2,375,000
Other Revenue (16.9%)
Coffeyville KS Pub Bldg (Coffeyville Medl Center) Rev 5.000% 08/01/22	250,000	250,895
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,079,610
KS Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,000
KS Dev Fin Auth (KS St Projects) Rev Unrefunded 5.000% 10/01/17	120,000	118,607
*KS Dev Fin Auth Rev (KS St Projects) 5.000% 05/01/26	1,335,000	1,411,015
KS Dev Fin Auth Rev State of KS Projects 5.000% 11/01/34	500,000	527,980
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	269,558
KS Dev Fin Auth Rev (KS St Projects) 5.250% 11/01/25	250,000	277,052
KS Dev Fin Auth Rev (Athletic Facs University of KS) 5.000% 06/01/33	250,000	256,620
KS Dev Fin Auth Rev (KS St Projects) 5.000% 05/01/35	250,000	263,163
Lincoln County KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	137,774
Manhattan KS Sales Tax Rev Downtown Redevelopment 5.250% 12/01/26	195,000	200,033
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	515,760
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	523,935
Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,050,210
Topeka Pub Bldg Comm Lease Rev Social & Rehab Project 5.000% 06/01/22	255,000	285,179
		7,737,391
Transportation (6.4%)
Kansas Dept Transportation Highway Rev 5.000% 03/01/23	250,000	264,557
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	270,310
KS Turnpike Auth Rev 5.250% 09/01/21	500,000	520,525
KS Turnpike Auth Rev 5.000% 09/01/24	330,000	339,494
KS Turnpike Auth Rev 5.000% 09/01/25	750,000	771,578
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	480,000	511,099
Puerto Rico Highway Rev 4.950% 07/01/26	105,000	108,220
Puerto Rico Highway Rev 4.950% 07/01/26	145,000	147,303
		2,933,086
Utilities (17.8%)
Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,020,400
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	248,942
KS Dev Fin Auth (Water Pollution Control) Rev 5.250% 11/01/22	1,000,000	1,049,280
KS Dev Fin Auth (Water Pollution Control) 5.000% 11/01/23	1,000,000	1,047,100
KS Dev Fin Auth Rev (Water Pollution) 5.000% 11/01/28	250,000	258,063
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	750,000	784,275
Wamego KS PCR (Kansas Gas & Electric Project) 5.300% 06/01/31	750,000	757,643
Wichita KS Water & Sewer Util Rev 5.250% 10/01/18	1,465,000	1,549,867
Wichita KS Water & Sewer Util Rev 5.000% 10/01/28	500,000	511,140
Wichita KS Water & Sewer Rev 5.000% 10/01/23	100,000	110,527
Wyandotte County KS Govt Utility Sys Rev 5.000% 09/01/29	500,000	553,445
Wyandotte County KS Utility Rev 5.000% 09/01/36	250,000	257,855
		8,148,537

TOTAL MUNICIPAL BONDS (COST: $42,712,376)		$44,398,977

SHORT-TERM SECURITIES (1.7%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (Cost: $760,464)	760,464	$760,464

TOTAL INVESTMENTS IN SECURITIES (COST: $43,472,840) (98.6%)		$45,159,441
OTHER ASSETS LESS LIABILITIES (1.4%)		644,725

NET ASSETS (100.0%)		$45,804,166

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of October 31, 2011.

KANSAS INSURED INTERMEDIATE FUND
Schedule of Investments October 31, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.5%)

Education (3.1%)
Johnson County KS Community College Student Commons & Parking 5.000% 11/15/19	$235,000	$241,521
KS Dev Fin Auth Rev (KS St Projects) 4.375% 11/01/18	100,000	113,059
Washburn Univ (Living Learning Ctr) Bldg Rev 5.000% 07/01/19	255,000	262,739
		617,319
General Obligation (65.0%)
*Butler County KS USD #402 5.250% 09/01/21	560,000	633,713
*Butler County KS USD #385 5.000% 09/01/18	500,000	578,935
Cowley County KS USD #470 5.500% 09/01/21	100,000	115,224
Cowley County KS USD #470 4.750% 09/01/23	100,000	109,718
Cowley County KS USD #470 4.750% 09/01/27	490,000	519,821
Cowley County KS USD #465 (Winfield) 5.250% 10/01/14	135,000	147,485
Cowley County KS USD #465 (Winfield) 5.250% 10/01/14	5,000	5,395
Dickinson County KS USD #473 4.500% 09/01/22	215,000	240,589
Douglas City KS USD #491 Eudora Schools 5.500% 09/01/24	250,000	281,160
Douglas City KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 09/01/23	375,000	417,112
Ford County KS Sales Tax - Ser A 4.500% 09/01/24	500,000	534,025
Franklin County KS USD# 290 4.000% 09/01/16	100,000	105,218
Geary County KS USD #475 4.500% 09/01/23	650,000	682,142
Harvey City KS USD #373 (Newton) 4.000% 09/01/18	250,000	271,790
Johnson County KS USD #232 (Desoto) 5.000% 09/01/15	100,000	114,913
Johnson County KS USD #233 4.000% 09/01/18	150,000	168,720
*Junction City KS Unlimited GO 4.100% 09/01/20	500,000	543,315
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	108,026
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	331,210
Leavenworth County KS USD #453 GO Improvement & Refunding 5.250% 03/01/24	200,000	226,320
Leavenworth County KS USD #453 4.750% 09/01/25	300,000	326,121
Leoti KS USD #467 5.000% 10/01/18	100,000	117,051
Miami County KS USD #416 Louisberg 4.000% 09/01/13	50,000	52,501
Miami County USD #416 Louisburg 5.000% 09/01/20	275,000	295,600
Montgomery County KS USD #446 4.000% 09/01/19	150,000	162,104
Neosho County KS USD #413 5.000% 09/01/20	345,000	366,614
Newton, KS Unlimited G.O. 5.000% 09/01/21	100,000	114,866
Olathe Kansas GO 4.000% 10/01/19	100,000	108,259
Park City KS 5.100% 12/01/20	200,000	229,758
Park City KS 5.500% 12/01/24	100,000	114,880
Puerto Rico Commonwealth Public Impvt 5.500% 07/01/19	100,000	110,457
Puerto Rico Commonwealth Pub Impvt 5.250% 07/01/20	140,000	150,536
Puerto Rico Commonwealth Public Impvt 5.500% 07/01/18	300,000	337,713
Puerto Rico Commonwealth Public Impvt 5.500% 07/01/20	350,000	370,556
Sedgwick County KS USD #261 5.000% 11/01/21	250,000	272,958
Sedgwick County KS USD #262 5.000% 09/01/24	250,000	277,300
Sedgwick County KS UNI School Dist #262 5.000% 09/01/18	100,000	118,970
Sedgwick County KS USD #265 (Goddard) 4.250% 10/01/20	750,000	807,225
Sedgwick County KS USD #265 (Goddard) 4.500% 10/01/26	250,000	266,480
Sedgwick County KS USD #266 Maize School 5.250% 09/01/19	515,000	605,769
Sedgwick County KS USD #266 Maize School 5.250% 09/01/20	360,000	415,040
Wichita KS GO 4.500% 09/01/22	150,000	163,239
Wichita KS GO 4.750% 09/01/27	180,000	194,625
Wyandotte County KS Gov Unltd GO 5.000% 08/01/19	150,000	165,272
Wyandotte County KS GO 5.000% 08/01/25	250,000	275,100
Wyandotte County KS USD # 202 5.250% 09/01/18	100,000	116,359
Wyandotte County KS USD #500 GO 5.250% 09/01/13	250,000	271,968
		12,942,152
Health Care (5.5%)
*KS Dev Fin Auth Rev (Stormont Vail) Hlth Care Rev 5.750% 11/15/12	595,000	596,178
Manhattan KS Hosp Rev Mercy Health Center 5.500% 08/15/20	500,000	494,275
		1,090,453
Housing (2.1%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	250,000	250,070
Olathe KS Multifamily Hsg (Bristol Pointe) Rev Ref. 5.250% 11/01/12	160,000	160,000
		410,070
Other Revenue (13.2%)
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	350,374
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	373,930
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	103,713
KS Dev Fin Auth Public Water 5.000% 04/01/24	100,000	101,874
KS Dev Fin Auth Kansas Projects 5.250% 10/01/22	100,000	103,896
KS Dev Fin Auth (KS St Projects) Rev Unrefunded 5.000% 10/01/17	115,000	113,665
KS Dev Fin Auth Rev (KS St. Projects) 4.100% 05/01/19	250,000	268,570
KS Dev Fin Auth Rev (KS St Projects) 5.250% 11/01/25	100,000	110,821
Lincoln County KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	137,774
Neosho County KS Sales Tax Rev 4.000% 10/01/23	500,000	523,890
Sumner County KS Sales Tax Rev 5.000% 10/01/14	400,000	447,380
		2,635,887
Transportation (1.6%)
KS Turnpike Auth Rev 4.875% 09/01/27	100,000	103,719
KS Turnpike Auth Rev 5.000% 09/01/24	200,000	205,754
		309,473
Utilities (5.0%)
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/16	155,000	172,535
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	269,225
Wichita KS Water & Sewer Rev 5.000% 10/01/23	200,000	221,054
Wyandotte County KS Utility Rev 5.000% 09/01/27	100,000	104,940
Wyandotte County KS Govt Utility Sys Rev 5.000% 09/01/24	200,000	222,844
		990,598

TOTAL MUNICIPAL BONDS (COST: $18,348,995)		$18,995,952

SHORT-TERM SECURITIES (3.7%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $729,776)	729,776	$729,776

TOTAL INVESTMENTS IN SECURITIES (COST: $19,078,771) (99.2%)		$19,725,728
OTHER ASSETS LESS LIABILITIES (0.8%)		166,776

NET ASSETS (100.0%)		$19,892,504

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2011.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICPAL BONDS (97.4%)

Eductaion (24.5%)
Douglas City Educ Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$366,417
Douglas City Educ Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,601,430
NE St Colleges Student Fees (Wayne State Col) 4.000% 07/01/30	200,000	200,906
Metropolitan Community College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,028,810
NE Educ Fin Auth (Wesleyan Univ) Rev 5.500% 04/01/27	1,000,000	1,002,670
Nebraska Educl Fin Auth Rev Ref - Clarkson College Project 5.050% 09/01/30	250,000	259,265
Polk City School Dist #15 4.000% 12/15/31	400,000	397,456
University of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	560,240
University NE University Revs Kearney Student Fees & Facs 5.000% 07/01/35	600,000	623,718
University of NE Board of Regents Student Facs 5.000% 05/15/32	250,000	263,408
University of NE Board of Regents (Heath & Rec Proj) 5.000% 05/15/33	600,000	636,252
University NE Rev Lincoln Student Fee 4.000% 07/01/24	250,000	261,868
University of NE Omaha Student Housing Project 4.500% 05/15/30	250,000	260,925
University of NE Omaha Student Housing Project 5.000% 05/15/35	275,000	291,126
University of NE (U of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	254,008
University of NE Rev Lincoln Student Facs 5.000% 07/01/28	250,000	258,133
University of Puerto Rico 5.000% 06/01/17	650,000	671,229
		8,937,861
General Obligation (25.2%)
Douglas City NE SD #010 (Elkhorn Public Schools) GO 4.500% 12/15/23	250,000	250,252
Douglas City NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	500,000	500,550
Douglas City NE School Dist #59 4.550% 12/15/32	635,000	637,616
Douglas City School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	250,840
Hall County NE Refunding GO 4.000% 12/15/29	250,000	253,045
Hall County NE School Dist #2 Grand Island 5.000% 12/15/23	500,000	546,660
Knox County School Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	254,452
Lancaster County NE School Dist #1 (Lincoln Public Schools) GO 5.250% 01/15/22	500,000	510,605
Lancaster County School Dist #160 Norris Schools 4.250% 12/15/25	400,000	403,552
Lincoln-Lancaster County Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	102,477
Madison County School Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,647,325
Omaha NE Various Purpose 5.000% 05/01/22	250,000	259,650
Omaha NE Various Purpose 4.250% 10/15/26	500,000	524,450
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	285,055
Papillion NE GO 4.350% 12/15/27	250,000	251,238
Sarpy County School Dist#27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	270,265
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	532,075
Ralston NE Arena GO 4.500% 09/15/31	500,000	495,920
Saunders County NE GO 5.000% 11/01/30	250,000	250,000
Saunders County NE GO 4.250% 12/15/21	515,000	515,680
Scotts Bluff County NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	446,824
		9,188,531
Health Care (11.4%)
Adams County NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp) 5.300% 12/15/18	250,000	250,095
Adams County NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp) 5.250% 12/15/33	250,000	255,380
Douglas City NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	246,985
Douglas City NE Hosp Auth #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	277,782
Douglas City NE (Catholic Health Corp) Rev 5.375% 11/15/15	130,000	130,055
Douglas City NE Hosp Methodist Health 5.500% 11/01/38	500,000	505,200
Douglas City NE Hosp Methodist Health 5.500% 11/01/38	415,000	433,604
*Lancaster County NE Hosp Auth #1 (BryanLGH Medical Center Project) 4.750% 06/01/21	1,000,000	1,020,500
NE Invmt Fin Auth (Great Plains Regional Medical Center) Rev 5.450% 11/15/22	750,000	755,663
NE Elem & Secondary Sch Auth Educ Facs Rev 4.750% 09/01/28	250,000	262,113
		4,137,377
Housing (2.5%)
Lancaster County NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	256,925
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,084
Sarpy County NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	514,190
		906,199
Other Revenue (4.9%)
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	511,595
*Omaha NE (Riverfront Project) Special Obligation 5.500% 02/01/29	1,000,000	1,013,950
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	250,000	265,385
		1,790,930
Transportation (2.2%)
Lincoln NE Parking Rev 5.500% 08/15/31	500,000	553,690
Puerto Rico Highway Rev 4.950% 07/01/26	100,000	103,067
Puerto Rico Highway Rev 4.950% 07/01/26	150,000	152,382
		809,139
Utilities (26.7%)
Cornhusker Public Power Dist Electric Rev 4.650% 07/01/29	250,000	256,177
Cornhusker Public Power 4.100% 07/01/30	250,000	252,332
Dawson City Public Power Electric Sys Rev 4.750% 12/01/32	250,000	253,220
Fremont NE Combined Utilities Rev 5.000% 10/15/21	500,000	505,060
*Lincoln NE Elec Syst Rev 5.000% 09/01/21	1,000,000	1,024,420
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	262,795
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	257,210
Lincoln NE Water Rev 5.000% 08/15/22	575,000	584,729
Lincoln NE Water Rev 4.000% 08/15/25	250,000	265,542
Lincoln NE Water Rev 4.500% 08/15/34	250,000	259,270
Municipal Energy Agy of NE Power Supply Rev 5.125% 04/01/24	195,000	217,035
Nebraska Pub Power Dist Rev 4.000% 01/01/31	250,000	242,803
Omaha NE Metropolitan Utility Water Dist Rev 4.375% 12/01/26	400,000	415,980
Omaha Public Power Rev Electric Rev 5.250% 02/01/23	250,000	279,783
Omaha Public Power Rev 5.500% 02/01/33	100,000	107,957
Omaha NE Public Power Electric Rev 5.000% 02/01/34	1,000,000	1,019,950
Omaha NE Public Power Dist Elec Syst Rev 6.200% 02/01/17	650,000	755,248
Omaha NE Public Power Dist (Electric Rev) 4.750% 02/01/25	250,000	266,088
Omaha NE Public Power Dist (Electric Rev) 4.300% 02/01/31	100,000	98,384
NE Public Pwr Generation Rev Whelan Energy 5.000% 01/01/24	250,000	263,655
Public Power Generation Agy Whelan Energy Rev 5.000% 01/01/32	500,000	509,340
Public Power Generation Agy Whelan Energy Center 5.000% 01/01/27	250,000	265,040
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	269,225
Southern Public Power Dist 5.000% 12/15/23	250,000	276,980
*Washington County NE Wastewater Facs Rev (Cargill Project) 4.850% 04/01/35	800,000	801,320
		9,709,543

TOTAL MUNICIPAL BONDS (COST: $34,362,231)		$35,479,580

SHORT-TERM SECURITIES (1.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (Cost: $370,178)	370,178	$370,178

TOTAL INVESTMENTS IN SECURITIES (COST: $34,732,409) (98.4%)		$35,849,758
OTHER ASSETS LESS LIABILITIES (1.6%)		563,771

NET ASSETS (100.0%)		$36,413,529

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of October 31, 2011.

OKLAHOMA MUNICIPAL FUND
Schedule of Investments October 31, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICPAL BONDS (88.6%)

Education (29.6%)
McClain County OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$346,635
OK Agric. & Mech. Colleges (OK St. Univ.) 5.000% 07/01/39	140,000	145,809
OK Ag & Mechanical College Rev Oklahoma State Univ 4.400 8/1/39	1,380,000	1,382,153
OK Colleges Board of Regents for OK ST University Rev 4.375% 08/01/35	200,000	198,888
OK Community College Student Fac Rev 4.375% 07/01/30	750,000	731,708
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.100% 03/01/16	140,000	137,957
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.150% 03/01/21	100,000	98,559
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	256,723
OK Dev Fin Auth (OK State Syst Higher Ed) 4.900% 12/01/22	200,000	204,334
OK Dev Fin Auth OK State Higher Ed (Master Lease) 4.500% 06/01/26	250,000	263,807
OK Dev Fin Auth (Seminole State College) 5.125% 12/01/27	150,000	153,930
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	257,417
OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/22	500,000	532,420
OK Capital Impvt Auth (Higher Educ Project) 5.000% 07/01/24	250,000	264,787
*OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/30	1,000,000	1,041,580
Rural Enterprises OK Inc Student Housing (Connors College) 5.550% 11/01/21	250,000	255,000
Rural Enterprises OK Inc Student Hsg (Connors College) 5.650% 11/01/31	375,000	382,500
Rural Enterprises OK Inc USAOF Student Housing 5.550% 11/01/21	250,000	255,000
Rural Enterprises OK Inc USAOF Student Housing 5.650% 11/01/31	250,000	255,000
Texas City OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	226,360
OK Colleges Board of Regents (Research Fac) Rev 4.800% 03/01/28	670,000	679,963
OK Colleges Board of Regents (Multi Facs) Rev 4.750% 06/01/29	250,000	255,545
OK Colleges Board of Regents (University of OK) 4.125% 07/01/26	250,000	257,603
Board of Regents (OK Univ Science Center) 5.000% 07/01/36	1,000,000	1,045,250
OK Colleges Board of Regents Student Hsg Rev 5.000% 11/01/27	1,000,000	1,012,060
University of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	265,273
		10,906,261
General Obligation (5.0%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	182,480
Broken Arrow Untld GO 4.125% 08/01/31	250,000	254,460
Oklahoma City OK 4.250% 03/01/22	110,000	116,016
OK State Water Resource Board 5.000% 04/01/28	500,000	557,175
Tulsa OK GO 4.500% 03/01/23	700,000	736,246
		1,846,377
Health Care (2.2%)
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 5.750% 02/15/25	125,000	125,060
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 6.000% 02/15/29	100,000	100,040
OK Dev Fin Auth (St John Health Syst) 5.750% 02/15/25	50,000	50,023
Rural Enterprises OK Inc OK Govt Fin (Cleveland Cty Hlth) 5.000% 11/01/21	250,000	255,000
Tulsa County Ind Auth Health Fac 4.600% 02/01/35	250,000	255,887
		786,010
Housing (3.8%)
OK Housing Fin Agency Single Family Homeownership 5.250% 09/01/21	35,000	35,071
OK Housing Fin Agency Single Family Homeownership 5.850% 09/01/20	10,000	10,017
*Oklahoma Housing Fin 5.050% 09/01/23	590,000	599,729
Oklahoma Housing Fin 5.150% 09/01/29	300,000	302,715
Oklahoma Housing Fin 5.200% 09/01/32	300,000	302,310
Oklahoma Housing Fin Single Family Mtg Rev 5.100% 03/01/17	65,000	67,586
Oklahoma Housing Fin Single Family Mtg Rev 5.100% 09/01/17	65,000	67,341
		1,384,769
Other Revenue (13.8%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	282,205
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	254,875
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	267,650
Oklahoma City OK Public Auth (OKC Fairgrounds Fac) 5.500% 10/01/19	250,000	276,982
OK Dev Fin Auth (DHS Lease Rev) Series 2000A 5.600% 03/01/15	280,000	277,458
OK Dev Fin Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	121,196
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	255,785
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	255,260
OK Capital Impvt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	520,380
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	106,419
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	105,703
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	212,574
*OK State Student Loan Auth 5.625% 06/01/31	95,000	96,335
Pawnee County OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	270,058
Rogers County Okla Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	518,385
Tulsa Airport Improvement Rev 5.000% 06/01/23	420,000	421,823
Tulsa Airport Improvement Rev 5.000% 06/01/24	230,000	228,461
Tulsa Airport Improvement Rev 5.250% 06/01/25	245,000	245,715
Tulsa Airport Improvement Rev 5.250% 06/01/26	360,000	355,849
		5,073,113
Prerefunded (0.0%)
OK Transportation Auth Turnpike Sys Rev Prerefunded 5.000% 01/01/21	10,000	10,079

Transportation (6.0%)
Oklahoma City Airport Trust Jr Lien Refunding Series B 5.000% 07/01/19	250,000	277,048
Oklahoma City Airport Trust Jr Lien Refunding Series B 5.000% 07/01/21	250,000	269,463
OK Capital Impvt Auth (State Highway ) 5.000% 06/01/14	250,000	272,935
OK State Turnpike Auth. Rev. 5.000% 01/01/28	250,000	275,325
OK Transportation Auth Turnpike Sys Rev Unrefunded 5.000% 01/01/21	90,000	90,403
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	131,097
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	127,757
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	510,575
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	254,880
		2,209,483
Utilities (28.2%)
*Drumright OK Utility Sys Rev 4.750% 02/01/36	450,000	452,808
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	160,492
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	262,645
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/23	200,000	205,860
Glenpool Utility Rev 5.100% 12/01/35	250,000	265,253
Grand River Dam Authority Rev 5.000% 06/01/27	1,000,000	1,109,540
Grand River Dam Authority Rev 5.250% 06/01/40	2,000,000	2,147,600
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	519,425
McAlester OK Public Works Auth 5.100% 02/01/30	100,000	102,289
Midwest City OK Capital Impvt 4.125% 09/01/33	250,000	242,447
Oklahoma City OK Water Utility Trust (Water & Sewer) Rev 5.000% 07/01/29	425,000	441,328
Oklahoma City OK Water Utility Rev 5.000% 07/01/34	250,000	256,525
Oklahoma City OK Water Utility Trust (Water & Sewer) Rev 4.000% 07/01/34	250,000	250,532
Oklahoma City Water Utility 5.000% 07/01/31	250,000	278,633
*OK Municipal Power Auth Rev 5.750% 01/01/24	2,230,000	2,553,372
*OK State Water (Loan Program) Rev 5.100% 09/01/16	40,000	39,472
Sallisaw OK Mun Auth Util Sys Rev Ref 4.450% 01/01/28	100,000	103,055
Sapulpa Municipal Authority Utility Rev 5.125% 01/01/32	250,000	257,425
Tulsa Metropolitan Auth Utility Rev 4.250% 05/01/26	100,000	103,848
Tulsa Metropolitan Auth Utility Rev 4.500% 05/01/27	610,000	631,808
		10,384,357

TOTAL MUNICIPAL BONDS (COST: $31,650,063)		$32,600,449

SHORT-TERM SECURITIES (10.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (Cost: $3,791,658)	3,791,658	$3,791,658

TOTAL INVESTMENTS IN SECURITIES (COST: $35,441,721) (98.9%)		$36,392,107
OTHER ASSETS LESS LIABILITIES (1.1%)		406,050

NET ASSETS (100.0%)		$36,798,157

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of October 31, 2011.

Maine Municipal Fund
Schedule of Investments October 31, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.2%)

Education (15.2%)
Maine Educational Loan Auth Student Loan Rev 5.875% 12/01/39	$185,000	$198,105
Maine Educational Loan Auth 4.450% 12/01/25	100,000	103,016
Maine Health & Higher Educ Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	756,649
Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/32	30,000	30,187
Maine Health & Higher Educ Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	145,915
Regional Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	108,001
University of Maine System Rev 4.625% 03/01/29	100,000	102,325
University of Maine System 4.750% 03/01/37	550,000	559,900
University of Puerto Rico 5.000% 06/01/17	500,000	516,330
		2,520,428
General Obligation (27.0%)
Bangor ME 4.000% 09/01/24	155,000	165,624
Brewer ME GO 4.600% 11/01/17	210,000	212,100
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	162,294
Gray ME Unlimited GO 4.000% 10/15/26	280,000	298,754
Gray ME Unlimited GO 4.000% 10/15/27	280,000	294,907
Lewiston ME GO 5.000% 04/01/22	500,000	525,775
Lewiston ME GO 5.000% 04/01/24	250,000	263,067
Lewiston ME GO 4.500% 01/15/25	200,000	208,754
Maine State Hsg Auth Energy Recovery Fund 5.000% 06/15/24	250,000	271,345
Portland ME 4.250% 05/01/29	150,000	154,465
City of Portland ME 4.125% 10/01/29	100,000	104,132
Saco ME GO 4.000% 04/01/28	100,000	103,380
Scarborough ME GO 4.400% 11/01/31	250,000	255,330
Scarborough ME GO 4.400% 11/01/32	480,000	487,738
Maine School Adminstrative Dist # 51 4.250% 10/15/29	250,000	262,107
Westbrook ME GO 4.250% 10/15/20	180,000	188,116
*Yarmouth ME 5.000% 11/15/19	500,000	520,135
		4,478,023
Health Care (17.0%)
Maine Health & Higher Educ Facs Auth Rev 6.000% 10/01/13	195,000	211,729
Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/22	250,000	271,875
Maine Health & Higher Educ Facs Auth Rev (Maine Maritime Academy) 5.000% 07/01/25	340,000	354,178
*Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/39	510,000	519,828
Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/20	250,000	286,445
Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/40	250,000	255,690
Maine Health & Higher Educ Facs Auth Rev 4.500% 07/01/31	200,000	193,390
Maine Health & Higher Educ Facs Auth Rev 5.250% 07/01/23	200,000	225,264
Maine Health & Higher General Med Center 6.650% 07/01/32	500,000	509,685
		2,828,084
Housing (5.8%)
Maine State Hsg Auth 5.000% 11/15/29	350,000	359,132
Maine State Hsg Auth 4.700% 11/15/27	250,000	253,990
Maine State Hsg Auth 4.375% 11/15/25	100,000	101,172
Maine State Hsg Auth 5.150% 11/15/32	250,000	250,520
		964,814
Other Revenue (6.4%)
Maine Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	129,908
Maine Municipal Bond Bank (Sewer & Water) Rev 4.900% 11/01/24	100,000	104,454
*Puerto Rico Public Fin Corp Commonwealth Appropriations 5.375% 06/01/18	515,000	627,296
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	200,000	208,738
		1,070,396
Transportation (17.2%)
*Maine Municipal Bond Bank Transportation Infrastructure Rev 5.000% 09/01/24	1,000,000	1,129,940
Maine State Turnpike Auth 5.000% 07/01/33	450,000	456,944
Maine State Turnpike Auth 5.125% 07/01/30	500,000	515,820
Portland ME Airport Rev 5.000% 07/01/32	500,000	506,560
Portland ME Airport Rev 5.250% 01/01/35	250,000	257,765
		2,867,029
Utilities (8.6%)
Kennebunk ME Power & Light Dist 5.000% 08/01/22	500,000	547,305
Portland ME Water District Rev 4.250% 11/01/27	500,000	518,485
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/23	100,000	103,120
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	250,000	261,425
		1,430,335

TOTAL MUNICIPAL BONDS (COST: $15,579,675)		$16,159,109

SHORT-TERM SECURITIES (1.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $248,185)	248,185	$248,185

TOTAL INVESTMENTS IN SECURITIES (COST: $15,827,860) (98.7%)		$16,407,294
OTHER ASSETS LESS LIABILITIES (1.3%)		214,973

NET ASSETS (100.0%)		$16,622,267

*Indicates bonds are segregated by the custodian to cover when issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 31, 2011.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 31, 2011 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.0%)

Education (7.9%)
NH Health & Educ Facs Dartmouth College 5.000% 6/1/28	$175,000	$192,854
University of Puerto Rico 5.000% 6/1/17	150,000	154,899
		347,753
General Obligation (37.0%)
Concord NH GO 4.600% 10/15/14	100,000	100,027
*Derry NH 4.800% 2/1/18	115,000	116,417
Gorham NH GO 4.850% 4/1/14	65,000	64,782
*Hampton NH GO 4.000% 12/15/20	200,000	211,398
Hillsborough NH GO 4.000% 11/1/20	100,000	104,585
Hillsborough NH GO 4.000% 11/1/21	100,000	105,129
Merrimack City NH GO 4.250% 12/1/19	100,000	111,960
Merrimack City NH GO 4.500% 12/1/27	100,000	106,287
New Hampshire Muni Bond Bank 2009 Series D 4.000% 7/15/25	175,000	186,643
New Hampshire State Capital Improvement GO 4.750% 3/1/27	100,000	108,121
Portsmouth NH GO 4.000% 8/1/19	100,000	106,924
*Rochester NH GO 4.750% 7/15/20	300,000	318,711
		1,640,984
Health Care (16.1%)
*New Hampshire Health & Educ Facs Auth (Exeter) 5.500% 10/1/15	120,000	120,560
New Hampshire Health & Educ Facs Auth (Exeter) 5.625% 10/1/16	20,000	20,108
New Hampshire Health & Educ Facs Conway Hosp 5.250% 6/1/16	100,000	103,906
New Hampshire Health & Educ Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 7/1/24	100,000	101,045
New Hampshire Health & Educ Facs Rev Southern NH Med Center 5.250% 10/1/23	100,000	104,336
New Hampshire Health & Educ Rev Covenant Health 5.000% 7/1/31	150,000	145,242
NH Health & Educ Facs Auth Rev Dartmouth-Hitchcock 6.000% 8/1/33	115,000	118,244
		713,441
Housing (14.4%)
New Hampshire State Hsg Single Fam Rev 5.000% 7/1/30	85,000	85,654
New Hampshire State Hsg Fin Auth Multi Family Housing 5.200% 7/1/31	100,000	103,603
New Hampshire State Hsg Fin Auth Single Family Mtg Rev 4.625% 7/1/25	150,000	152,495
New Hampshire State Hsg Fin Auth Single Family Mtg Rev 4.875% 7/1/28	100,000	103,645
New Hampshire State Hsg Fin Auth Single Family Mtg Rev 5.350% 7/1/40	100,000	100,652
New Hampshire State Hsg Single Fam Rev 4.900% 7/1/25	90,000	90,474
		636,523
Other Revenue (7.0%)
New Hampshire St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 5/1/27	150,000	152,639
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 8/1/24	150,000	159,231
		311,870
Transportation (2.3%)
Puerto Rico Highway Rev 4.950% 7/1/26	45,000	46,380
Puerto Rico Highway Rev 4.950% 7/1/26	55,000	55,873
		102,253
Utilities (9.3%)
Manchester NH Water Works Rev 5.000% 12/1/28	100,000	102,948
*Manchester NH Water Works Rev 5.000% 12/1/34	250,000	253,978
Puerto Rico Electric Power Auth Power Rev 5.000% 7/1/23	55,000	56,716
		413,642

TOTAL MUNICIPAL BONDS (COST: $4,033,424)		$4,166,466

SHORT-TERM SECURITIES (4.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (Cost: $215,824)	215,824	$215,824

TOTAL INVESTMENTS IN SECURITIES (COST: $4,249,248) (98.9%)		$4,382,290
OTHER ASSETS LESS LIABILITIES (1.1%)		50,839

NET ASSETS (100.0%)		$4,433,129

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of October 31, 2011.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$43,472,840	$19,078,771	$34,732,409	$35,441,721	$15,827,860	$4,249,248
Unrealized appreciation	$1,702,661	$719,196	$1,137,921	$1,032,817	$601,175	$139,165
Unrealized depreciation	($16,060)	($72,239)	($20,572)	($82,431)	($21,741)	($6,123)
Net unrealized appreciation (depreciation)*	$1,686,601	$646,957	$1,117,349	$950,386	$579,434	$133,042

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of October 31, 2011:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$760,464	$0	$0	$760,464
Municipal Bonds	0	44,398,977	0	44,398,977
Total	$760,464	$44,398,977	$0	$45,159,441

Kansas Insured Intermediate Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$729,776	$0	$0	$729,776
Municipal Bonds	0	18,995,952	0	18,995,952
Total	$729,776	$18,995,952	$0	$19,725,728

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$370,178	$0	$0	$370,178
Municipal Bonds	0	35,479,580	0	35,479,580
Total	$370,178	$35,479,580	$0	$35,849,758

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$3,791,658	$0	$0	$3,791,658
Municipal Bonds	0	32,600,449	0	32,600,449
Total	$3,791,658	$32,600,449	$0	$36,392,107

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$248,185	$0	$0	$248,185
Municipal Bonds	0	16,159,109	0	16,159,109
Total	$248,185	$16,159,109	$0	$16,407,294

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$215,824	$0	$0	$215,824
Municipal Bonds	0	4,166,466	0	4,166,466
Total	$215,824	$4,166,466	$0	$4,382,290

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By:/s/ Shannon D. Radke
Shannon D. Radke
President

December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Shannon D. Radke
Shannon D. Radke
President

December 22, 2011

By:/s/ Adam Forthun
Adam Forthun
Treasurer

December 22, 2011